Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

11. LEASES

The Company’s operating leases consist of leases for office space. The Company is the lessee under the terms of the operating leases. For the year ended December 31, 2025, 2024 and 2023, the operating lease cost was $20,471, $11,731 and $47,740, respectively.

The Company’s operating leases have remaining lease terms of approximately 4 months as of December 31, 2025, and 16 months as of December 31, 2024, respectively. As of December 31, 2025, the weighted average remaining lease term and weighted average discount rate were 0.33 years and 4.22%, respectively.

As of December 31, 2025 and 2024, the Company stated the following amounts in the Company’s consolidated balance sheets:

	December 31, 2025	December 31, 2024
Assets
Right-of-use assets	$8,470	$23,698
Total	8,470	23,698

Liabilities
Operating lease liabilities, current	6,764	16,581
Operating lease liabilities, non-current	—	5,684
Total lease liabilities	$6,764	$22,265

Supplemental disclosure related to operating leases were as follows:

	December 31, 2025	December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$20,471	$11,731

Maturities of lease liabilities were as follows:

As of December 31, 2025	Operating Lease
For the year ended December 31, 2026	$6,824
Less: amounts representing interest	(60)
Present Value of future minimum lease payments	6,764
Less: Current obligations	(6,764)
Long term obligations	$-

The Company also leased office and car park space under various short-term operating leases with the duration of less than 12 months in Taiwan. The short term leases cost was $13,036, $2,220 and nil for the year ended December 31, 2025, 2024 and 2023, respectively.